Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Fixed maturity securities available-for-sale, at fair value	$ 61,082		$ 62,161				$ 58,295
Equity securities available-for-sale, at fair value	490		518				359
Commercial mortgage loans	5,866		5,872				6,092
Restricted commercial mortgage loans related to securitization entities	324		341				411
Policy loans	1,606		1,601				1,549
Other invested assets	2,982		3,493				4,819
Restricted other invested assets related to securitization entities, at fair value	399		393				377
Total investments	72,749		74,379				71,902
Cash and cash equivalents	3,797		3,632		4,152		4,443		3,094
Accrued investment income	769		715				691
Deferred acquisition costs	5,050		5,036				5,193		5,195	[1]
Intangible assets	346		366				468
Goodwill	868		868				958		1,032
Reinsurance recoverable	17,211		17,230				16,998
Other assets	706		710				906
Separate account assets	10,140		9,937				10,122
Assets associated with discontinued operations	439		439				506
Total assets	112,075		113,312				112,187
Liabilities and stockholders' equity
Future policy benefits	33,601		33,505				32,175
Policyholder account balances	25,886		26,262				26,345
Liability for policy and contract claims	7,343		7,509	[2]			7,620	[2],[3]	6,933	[3],[4]	6,567	[4]
Unearned premiums	4,193		4,333				4,223
Other liabilities ($123, $133 and $210 other liabilities related to securitization entities)	5,028		5,239				6,301
Borrowings related to securitization entities ($71, $62 and $48 carried at fair value)	329		336				396
Non-recourse funding obligations	2,062		2,066				3,256
Long-term borrowings	4,766		4,776				4,726
Deferred tax liability	1,132		1,507				811
Separate account liabilities	10,140		9,937				10,122
Liabilities associated with discontinued operations	86		61				80
Total liabilities	94,566		95,531				96,055
Commitments and contingencies
Stockholders' equity:
Class A common stock, $0.001 par value; 1.5 billion shares authorized; 581 million, 580 million and 579 million shares issued as of March 31, 2013, December 31, 2012 and 2011, respectively; 493 million, 492 million and 491 million shares outstanding as of March 31, 2013, December 31, 2012 and 2011, respectively	1		1				1
Additional paid-in capital	12,131		12,127				12,136
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,471		2,692				1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(28)		(54)				(132)
Net unrealized investment gains (losses)	2,443	[5]	2,638	[5]	1,327	[5]	1,485	[5]	(80)		(1,405)
Derivatives qualifying as hedges	1,799	[6]	1,909	[6]	1,680	[6]	2,009	[6]	924		802
Foreign currency translation and other adjustments	582		655				553
Total accumulated other comprehensive income (loss)	4,824		5,202		3,656		4,047
Retained earnings	1,966		1,863				1,538
Treasury stock, at cost (88 million shares as of March 31, 2013, December 31, 2012 and 2011)	(2,700)		(2,700)				(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,222		16,493				15,022
Noncontrolling interests	1,287		1,288				1,110
Total stockholders' equity	17,509		17,781		15,836		16,132		13,510		11,972
Total liabilities and stockholders' equity	$ 112,075		$ 113,312				$ 112,187

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[4]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[5]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[6]	See note 5 for additional information.